FINANCIAL LIABILTIES (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Schedule of of Financial Liabilities

	As of
US$ MILLIONS	Dec. 31, 2025	Dec. 31, 2024
Current:
Interest rate swaps	$17	$32
Total current financial liabilities	$17	$32

Non-current:
Interest rate swaps	$6	$1
Total non-current financial liabilities	$6	$1
The following table provides a continuity schedule of outstanding exchangeable shares, class A.2 shares, class B shares, and class C shares along with our corresponding liability and remeasurement gains and losses. Exchangeable shares prior to the Arrangement refer to the exchangeable shares of BIHC, whereas exchangeable shares post the Arrangement refer to the exchangeable shares of our company.

	Exchangeable shares outstanding (Shares)	Class A.2 shares outstanding (Shares)	BIHC Class B shares outstanding (Shares)	Class C shares outstanding (Shares)(1)	Shares classified as financial liability (US$ Millions)
Balance at January 1, 2024	131,872,066	—	2	—	$4,153
Share issuance - BIPC Exchangeable LP Unit exchanges	199,066	—	—	—	6
Shares exchanged to units	(19,223)	—	—	—	—
Arrangement/reorganization(2)	(13,012,789)	13,012,789	1	11,117,660	8
Remeasurement of liability	—	—	—	—	477
Balance at December 31, 2024	119,039,120	13,012,789	3	11,117,660	$4,644
Share issuance(3)	833,272	—	—	—	$38
Share issuance - BIPC Exchangeable LP Unit exchanges	155,557	—	—	—	7
Shares exchanged to units	(45,782)	—	—	—	(1)
Remeasurement of liability	—	—	—	—	441
Balance at December 31, 2025	119,982,167	13,012,789	3	11,117,660	$5,129

(1)     Prior to the Arrangement, class C shares were classified as financial liabilities due to their cash redemption feature. As discussed in Note 1(c)(ii), Organization and Description of our Company, the class C shares met certain qualifying criteria and were presented as equity. See Note 19, Equity. Following the Arrangement and upon consolidation of BIHC into our company, the class C shares are presented as financial liabilities.
(2)     The class C shares were remeasured to reflect the NYSE closing price of one unit, $32.00 per share, as of the Arrangement. Following the Arrangement, a $348 million return of capital was issued to the class C shareholders.
(3)     During the year-ended December 31, 2025, our company issued 833,272 exchangeable shares under the BIPC ATM, and an equivalent number of partnership units were repurchased by Brookfield Infrastructure.